Fair Value Disclosure	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Disclosure
9. FAIR VALUE DISCLOSURE
The Company’s financial assets and liabilities measured at fair value on a recurring basis are as follows (in thousands):

	As of December 31, 2025
	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents:
Cash	$1,007,068	$1,007,068	$—	$—
Money market funds	580,000	580,000	—	—
Short-term investments:
Time deposits	730,213	—	730,213	—
Total assets measured and recorded at fair value	$2,317,281	$1,587,068	$730,213	$—
Liabilities:
Accrued liabilities:
Contingent consideration	$28,110	$—	$—	$28,110
Other long-term liabilities:
Contingent consideration	40,006	—	—	40,006
Total liabilities measured and recorded at fair value	$68,116	$—	$—	$68,116

	As of December 31, 2024
	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents:
Cash	$794,213	$794,213	$—	$—
Money market funds	1,366,023	1,366,023	—	—
Restricted cash, current	403	403	—	—
Other non-current assets:
Strategic investment - convertible promissory notes	55,225	—	—	55,225
Total assets measured and recorded at fair value	$2,215,864	$2,160,639	$—	$55,225
The following table reflects the changes in the fair value of the Company’s convertible promissory notes measured using Level 3 inputs (in thousands):

	Years Ended December 31,
	2025	2024
Beginning balance	$55,225	$53,816
Change in estimated fair value	2,940	1,409
Repayment of principal and interest	(58,165)	—
Ending balance	$—	$55,225
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal market (or most advantageous market, in the absence of a principal market) for the asset or liability in an orderly transaction between market participants at the measurement date. Further, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs in measuring fair value, and utilizes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value.
The three levels of inputs used to measure fair value are as follows:
Level 1—Quoted prices in active markets for identical assets or liabilities. Financial assets and liabilities measured using Level 1 inputs include cash, cash equivalents, restricted cash, accounts receivable, prepaid expenses, accounts payable, and accrued liabilities.
Level 2—Observable inputs other than quoted prices included within Level 1, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and inputs other than quoted prices that are observable or are derived principally from, or corroborated by, observable market data by correlation or other means. Financial assets measured using Level 2 inputs include time deposits as of December 31, 2025. The Company did not have any Level 2 instruments as of December 31, 2024.
Level 3—Unobservable inputs that are supported by little or no market activity, are significant to the fair value of the assets or liabilities and reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The Company measured its strategic investment in convertible promissory notes using Level 3 inputs. The fair value of the strategic investment in convertible promissory notes on the date of purchase was determined to be equal to its principal amount. The Company recorded $2.9 million, $1.4 million, and $4.3 million in Other income, net related to the change in the fair value of the strategic investment in convertible promissory notes for the years ended December 31, 2025, 2024 and 2023, respectively.
The Company classified the strategic investment in convertible promissory notes as Level 3 due to the lack of relevant observable market data over fair value inputs. The fair value of the strategic investment in convertible promissory notes was estimated using a scenario-based probability weighted discounted cash flow model. Significant assumptions include the discount rate, and the timing and probability weighting of the various redemption scenarios that impact the settlement of the strategic investment in convertible promissory notes.
The contingent consideration is related to the Company’s acquisition of Frndly TV in May 2025 (refer to Note 4). As of the Acquisition Date, the Company measured its contingent consideration using Level 3 inputs. The fair value of the contingent consideration on the Acquisition Date was determined to be $65.8 million. The contingent consideration is subsequently remeasured to fair value at each reporting date until the contingency is resolved, with any changes in fair value included in General and administrative expenses in the consolidated statements of operations. The Company recorded an expense of $2.3 million in General and administrative expenses related to the change in the fair value of the contingent consideration during the year ended December 31, 2025.
The Company classified the contingent consideration as Level 3 due to the lack of relevant observable market data over fair value inputs. The fair value of the contingent consideration was estimated using a probability weighted discounted cash flow model. Significant assumptions include the probability of achieving certain performance metrics and milestones and the discount rate. The estimated fair value is based upon assumptions believed to be reasonable but which are uncertain and involve significant judgment by management. Favorable or unfavorable changes in expectations of achieving the performance metrics and milestones would result in corresponding increases or decreases in the fair value measurement, while increases or decreases in discount rates would have inverse impacts on the fair value measurement.
Assets and liabilities that are measured at fair value on a non-recurring basis
Non-financial assets such as goodwill, intangible assets, property and equipment, operating lease right-of-use assets, and content assets are evaluated for impairment and adjusted to fair value using Level 3 inputs, only when impairment is recognized.
The Company measured the intangible assets acquired from the Frndly TV acquisition at fair value using Level 3 inputs. The fair value of the customer relationships has been estimated using the multi-period-excess-earnings method. The key valuation assumptions include the Company’s estimates of customer attrition rates, expected future revenue, profit margins, and discount rate. The fair value of the tradename has been estimated using the relief-from-royalty method. The key valuation assumptions include the Company’s estimates of expected future revenue, royalty rate, and discount rate.
During the year ended December 31, 2025, the Company recorded impairment charges of $2.9 million related to operating lease right-of-use assets associated with the leased office facilities that are part of its restructuring efforts. During the year ended December 31, 2024, the Company recorded total impairment charges of $29.1 million that included $22.6 million of operating lease right-of-use assets impairment and $7.0 million of property and equipment impairment related to the Company’s restructuring efforts. During the year ended December 31, 2023, the Company recorded total impairment charges of $269.4 million that included $131.6 million of operating lease right-of-use assets impairment, $72.3 million of property and equipment impairment, and $65.5 million of content assets impairment related to the Company’s restructuring efforts. See Note 18 for additional details.
The fair value of the impaired operating lease right-of-use assets and property and equipment were estimated using discounted cash flow models, or the income approach, based on market participant assumptions with Level 3 inputs. The significant assumptions used in estimating fair value include the expected downtime prior to the commencement of future subleases, projected sublease income over the remaining lease periods, and discount rates that reflect the level of risk associated with the expected future cash flows. For the licensed and produced content that was removed from The Roku Channel, the net carrying amount of the content assets was written off.